Schedule of Investments (unaudited) April 30, 2020	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communication Services — 10.0%
Activision Blizzard Inc.	4,422	$281,814
Alphabet Inc., Class A(a)	749	1,008,678
Alphabet Inc., Class C, NVS(a)	786	1,060,047
Altice USA Inc., Class A(a)	200	5,194
AT&T Inc.	45,286	1,379,864
CenturyLink Inc.	7,253	77,027
Charter Communications Inc., Class A(a)	629	311,500
Comcast Corp., Class A	1,771	66,643
Discovery Inc., Class A(a)	761	17,062
Discovery Inc., Class C, NVS(a)	2,898	59,148
DISH Network Corp., Class A(a)(b)	1,182	29,568
Electronic Arts Inc.(a)	1,517	173,332
Facebook Inc., Class A(a)	3,126	639,923
Fox Corp., Class A, NVS	748	19,351
Fox Corp., Class B(a)	644	16,461
IAC/InterActiveCorp.(a)	54	12,068
Interpublic Group of Companies Inc. (The)	1,173	19,918
Liberty Broadband Corp., Class C, NVS(a)	512	62,812
Liberty Global PLC, Class C, NVS(a)	434	7,947
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	262	8,434
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	660	22,249
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	792	26,983
Live Nation Entertainment Inc.(a)	119	5,340
Match Group Inc.(a)(b)	123	9,466
Netflix Inc.(a)	2,439	1,024,014
News Corp., Class A, NVS(b)	3,274	32,445
Omnicom Group Inc.	990	56,460
Pinterest Inc., Class A(a)	514	10,619
Roku Inc.(a)	63	7,638
Sirius XM Holdings Inc.	3,118	18,427
Snap Inc., Class A, NVS(a)(b)	638	11,235
T-Mobile U.S. Inc.(a)	3,035	266,473
Take-Two Interactive Software Inc.(a)	245	29,657
TripAdvisor Inc.	357	7,129
Twitter Inc.(a)	281	8,059
Verizon Communications Inc.	3,155	181,255
ViacomCBS Inc., Class B, NVS	220	3,797
Walt Disney Co. (The)	3,609	390,313
Zillow Group Inc., Class C, NVS(a)(b)	723	31,783

		7,400,133

Consumer Discretionary — 8.6%
Advance Auto Parts Inc.(b)	117	14,146
Amazon.com Inc.(a)	564	1,395,336
Aptiv PLC	114	7,929
Aramark	301	8,220
Autoliv Inc.	194	11,644
AutoZone Inc.(a)	58	59,179
Best Buy Co. Inc.	1,468	112,640
Booking Holdings Inc.(a)	200	296,114
BorgWarner Inc.	1,396	39,884
Burlington Stores Inc.(a)	91	16,625
Capri Holdings Ltd.(a)	1,186	18,086
CarMax Inc.(a)	87	6,408
Carnival Corp.	354	5,629
Chipotle Mexican Grill Inc.(a)	17	14,935
Darden Restaurants Inc.	728	53,719
Dollar General Corp.	445	78,008
Dollar Tree Inc.(a)	431	34,338

Security	Shares	Value

Consumer Discretionary (continued)
Domino’s Pizza Inc.	239	$86,501
DR Horton Inc.	1,411	66,627
eBay Inc.	475	18,919
Expedia Group Inc.	161	11,428
Ford Motor Co.	34,769	176,974
Gap Inc. (The)	2,924	23,743
Garmin Ltd.	383	31,084
General Motors Co.	12,929	288,187
Genuine Parts Co.	375	29,730
Grubhub Inc.(a)	252	12,043
Hanesbrands Inc.	343	3,409
Harley-Davidson Inc.(b)	229	4,999
Hasbro Inc.	93	6,716
Hilton Worldwide Holdings Inc.	295	22,334
Home Depot Inc. (The)	415	91,229
Kohl’s Corp.	230	4,246
Las Vegas Sands Corp.	107	5,138
Lear Corp.	580	56,637
Leggett & Platt Inc.	137	4,813
Lennar Corp., Class A	1,829	91,578
LKQ Corp.(a)	391	10,225
Lowe’s Companies Inc.	105	10,999
Lululemon Athletica Inc.(a)	725	162,023
Marriott International Inc./MD, Class A	205	18,643
McDonald’s Corp.	987	185,122
MercadoLibre Inc.(a)	15	8,753
MGM Resorts International	588	9,896
Mohawk Industries Inc.(a)	344	30,176
Newell Brands Inc.	2,599	36,074
NIKE Inc., Class B	5,384	469,377
Nordstrom Inc.(b)	784	14,723
Norwegian Cruise Line Holdings Ltd.(a)	1,478	24,239
NVR Inc.(a)	21	65,100
O’Reilly Automotive Inc.(a)	106	40,952
Polaris Inc.	101	7,164
PulteGroup Inc.	1,637	46,278
PVH Corp.	348	17,132
Ralph Lauren Corp.	269	19,847
Ross Stores Inc.	1,953	178,426
Royal Caribbean Cruises Ltd.	26	1,216
Starbucks Corp.	1,009	77,421
Tapestry Inc.	1,154	17,171
Target Corp.	2,338	256,572
Tesla Inc.(a)	844	659,907
Tiffany & Co.	699	88,423
TJX Companies Inc. (The)	6,750	331,087
Tractor Supply Co.	474	48,078
Ulta Beauty Inc.(a)	251	54,698
Under Armour Inc., Class A(a)	7	73
Under Armour Inc., Class C, NVS(a)	610	5,655
Vail Resorts Inc.	59	10,089
VF Corp.	1,066	61,935
Wayfair Inc., Class A(a)	115	14,265
Whirlpool Corp.	438	48,942
Wynn Resorts Ltd.	103	8,810
Yum! Brands Inc.	1,777	153,586

		6,402,252

Consumer Staples — 6.9%
Altria Group Inc.	10,142	398,073
Archer-Daniels-Midland Co.	401	14,893

1

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Staples (continued)
Brown-Forman Corp., Class B, NVS	259	$16,110
Bunge Ltd.	369	14,638
Campbell Soup Co.	1,111	55,528
Church & Dwight Co. Inc.	660	46,193
Clorox Co. (The)	966	180,101
Coca-Cola Co. (The)	3,601	165,250
Colgate-Palmolive Co.	564	39,632
Conagra Brands Inc.	1,361	45,512
Constellation Brands Inc., Class A	64	10,540
Costco Wholesale Corp.	1,340	406,020
Coty Inc., Class A	3,066	16,710
Estee Lauder Companies Inc. (The), Class A	897	158,231
General Mills Inc.	600	35,934
Hershey Co. (The)	1,057	139,979
Hormel Foods Corp.	3,645	170,768
Ingredion Inc.	541	43,929
JM Smucker Co. (The)	1,498	172,135
Kellogg Co.	1,028	67,334
Kimberly-Clark Corp.	333	46,114
Kraft Heinz Co. (The)	5,555	168,483
Kroger Co. (The)	9,521	300,959
Lamb Weston Holdings Inc.	1,830	112,289
McCormick & Co. Inc./MD, NVS	409	64,148
Molson Coors Beverage Co., Class B	2,041	83,701
Mondelez International Inc., Class A	1,371	70,524
Monster Beverage Corp.(a)	2,484	153,536
PepsiCo Inc.	6,238	825,225
Philip Morris International Inc.	4,625	345,025
Procter & Gamble Co. (The)	1,362	160,539
Sysco Corp.	704	39,614
Tyson Foods Inc., Class A	2,409	149,816
Walmart Inc.	763	92,743
Walgreens Boots Alliance Inc.	6,605	285,930

		5,096,156

Energy — 1.8%
Apache Corp.	600	7,848
Baker Hughes Co.	9,255	129,107
Cabot Oil & Gas Corp.	2,208	47,737
Cheniere Energy Inc.(a)	343	16,015
Chevron Corp.	1,050	96,600
Concho Resources Inc.	1,525	86,498
ConocoPhillips	385	16,209
Continental Resources Inc./OK(b)	485	7,949
Devon Energy Corp.	139	1,733
Diamondback Energy Inc.	377	16,415
EOG Resources Inc.	329	15,631
Exxon Mobil Corp.	7,441	345,783
Halliburton Co.	657	6,899
Hess Corp.	96	4,669
HollyFrontier Corp.	1,907	63,007
Kinder Morgan Inc./DE	4,435	67,545
Marathon Oil Corp.	1,265	7,742
Marathon Petroleum Corp.	5,236	167,971
National Oilwell Varco Inc.	527	6,661
Noble Energy Inc.	666	6,533
Occidental Petroleum Corp.	1,610	26,726
ONEOK Inc.	765	22,896
Phillips 66	712	52,097
Pioneer Natural Resources Co.	125	11,164
Schlumberger Ltd.	795	13,372

Security	Shares	Value

Energy (continued)
Targa Resources Corp.	213	$2,760
TechnipFMC PLC	672	5,988
Valero Energy Corp.	755	47,829
Williams Companies Inc. (The)	437	8,465

		1,309,849

Financials — 9.1%
Aflac Inc.	6,301	234,649
AGNC Investment Corp.	7,066	87,760
Alleghany Corp.	57	30,421
Allstate Corp. (The)	988	100,499
Ally Financial Inc.	2,080	34,091
American Express Co.	221	20,166
American Financial Group Inc./OH	579	38,353
American International Group Inc.	3,301	83,944
Ameriprise Financial Inc.	864	99,308
Annaly Capital Management Inc.	18,463	115,394
Aon PLC	550	94,968
Arch Capital Group Ltd.(a)	1,982	47,627
Arthur J Gallagher & Co.	1,219	95,691
Assurant Inc.	16	1,700
Athene Holding Ltd., Class A(a)	932	25,164
Bank of America Corp.	19,422	467,099
Bank of New York Mellon Corp. (The)	597	22,411
Berkshire Hathaway Inc., Class B(a)	380	71,197
Blackstone Group Inc. (The), Class A	339	17,709
Brown & Brown Inc.	2,164	77,709
Capital One Financial Corp.	1,822	117,993
Cboe Global Markets Inc.	504	50,088
Charles Schwab Corp. (The)	7,169	270,415
Cincinnati Financial Corp.	393	25,859
Citigroup Inc.	7,401	359,393
Citizens Financial Group Inc.	1,991	44,578
CME Group Inc.	517	92,135
Comerica Inc.	241	8,401
Discover Financial Services	191	8,207
E*TRADE Financial Corp.	358	14,538
East West Bancorp. Inc.	995	34,895
Eaton Vance Corp., NVS	1,148	42,132
Equitable Holdings Inc.	2,725	49,922
Erie Indemnity Co., Class A, NVS	297	52,884
Everest Re Group Ltd.	404	69,945
FactSet Research Systems Inc.	543	149,325
Fidelity National Financial Inc.	1,109	29,998
Fifth Third Bancorp	571	10,672
First Republic Bank/CA	62	6,466
Franklin Resources Inc.	2,471	46,554
Globe Life Inc.	57	4,693
Goldman Sachs Group Inc. (The)	1,157	212,217
Hartford Financial Services Group Inc. (The)	1,477	56,111
Huntington Bancshares Inc./OH	986	9,111
Intercontinental Exchange Inc.	991	88,645
Invesco Ltd.	3,289	28,351
Jefferies Financial Group Inc.	1,250	17,150
JPMorgan Chase & Co.	128	12,257
KeyCorp	983	11,452
KKR & Co. Inc., Class A, NVS	253	6,378
Lincoln National Corp.	1,137	40,329
Loews Corp.	1,045	36,220
M&T Bank Corp.	163	18,269
Markel Corp.(a)	59	51,085

2

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Financials (continued)
MarketAxess Holdings Inc.	476	$216,585
Marsh & McLennan Companies Inc.	3,663	356,520
MetLife Inc.	2,944	106,220
Moody’s Corp.	674	164,389
Morgan Stanley	3,826	150,859
MSCI Inc.	566	185,082
Nasdaq Inc.	218	23,908
Northern Trust Corp.	149	11,795
People’s United Financial Inc.	347	4,403
PNC Financial Services Group Inc. (The)	75	8,000
Principal Financial Group Inc.	255	9,285
Progressive Corp. (The)	4,295	332,003
Prudential Financial Inc.	1,551	96,736
Raymond James Financial Inc.	167	11,009
Regions Financial Corp.	3,099	33,314
Reinsurance Group of America Inc.	103	10,782
RenaissanceRe Holdings Ltd.	409	59,718
S&P Global Inc.	880	257,734
SEI Investments Co.	1,459	74,351
Signature Bank/New York NY	64	6,860
State Street Corp.	1,153	72,685
SVB Financial Group(a)	35	6,761
Synchrony Financial	453	8,965
T Rowe Price Group Inc.	2,085	241,089
TD Ameritrade Holding Corp.	2,032	79,797
Travelers Companies Inc. (The)	652	65,989
Truist Financial Corp.	525	19,593
U.S. Bancorp	1,319	48,144
Unum Group	1,849	32,265
Voya Financial Inc.	1,249	56,417
Wells Fargo & Co.	472	13,712
Willis Towers Watson PLC	228	40,650
WR Berkley Corp.	1,545	83,430
Zions Bancorp. N.A	328	10,368

		6,741,946

Health Care — 21.1%
Abbott Laboratories	517	47,611
AbbVie Inc.	4,680	384,696
ABIOMED Inc.(a)	119	22,759
Agilent Technologies Inc.	93	7,129
Alexion Pharmaceuticals Inc.(a)	94	10,102
Align Technology Inc.(a)(b)	420	90,237
Allergan PLC	2,874	538,415
Alnylam Pharmaceuticals Inc.(a)	603	79,415
AmerisourceBergen Corp.	1,036	92,888
Amgen Inc.	3,486	833,921
Anthem Inc.	884	248,165
Baxter International Inc.	1,004	89,135
Becton Dickinson and Co.(b)	152	38,385
Biogen Inc.(a)	1,902	564,571
BioMarin Pharmaceutical Inc.(a)	1,013	93,216
Bio-Rad Laboratories Inc., Class A(a)	96	42,250
Boston Scientific Corp.(a)	216	8,096
Bristol-Myers Squibb Co.	11,878	722,301
Cardinal Health Inc.	2,330	115,288
Centene Corp.(a)	4,753	316,455
Cerner Corp	221	15,335
Cigna Corp.(a)	2,885	564,825
Cooper Companies Inc. (The)	126	36,124
CVS Health Corp.	5,146	316,736

Security	Shares	Value

Health Care (continued)
Danaher Corp.	647	$105,759
DaVita Inc.(a)	914	72,215
Dentsply Sirona Inc.	371	15,745
DexCom Inc.(a)	596	199,779
Edwards Lifesciences Corp.(a)	447	97,223
Elanco Animal Health Inc.(a)	422	10,428
Eli Lilly & Co.	8,101	1,252,739
Exact Sciences Corp.(a)	131	10,346
Gilead Sciences Inc.	10,592	889,728
HCA Healthcare Inc.	70	7,692
Henry Schein Inc.(a)	217	11,840
Hologic Inc.(a)	218	10,922
Humana Inc.	764	291,710
IDEXX Laboratories Inc.(a)	359	99,658
Illumina Inc.(a)	271	86,457
Incyte Corp.(a)	668	65,237
Insulet Corp.(a)(b)	228	45,536
Intuitive Surgical Inc.(a)	17	8,685
Ionis Pharmaceuticals Inc.(a)	147	8,163
IQVIA Holdings Inc.(a)	71	10,124
Jazz Pharmaceuticals PLC(a)	264	29,106
Johnson & Johnson	14,694	2,204,688
Laboratory Corp. of America Holdings(a)	56	9,209
McKesson Corp.	1,267	178,964
Medtronic PLC	1,447	141,271
Merck & Co. Inc.	6,499	515,631
Mettler-Toledo International Inc.(a)	142	102,231
Mylan NV(a)	3,586	60,137
Neurocrine Biosciences Inc.(a)	305	29,933
PerkinElmer Inc.	89	8,057
Perrigo Co. PLC	644	34,325
Pfizer Inc.	15,776	605,167
Quest Diagnostics Inc.	153	16,847
Regeneron Pharmaceuticals Inc.(a)	657	345,503
ResMed Inc.	585	90,862
Sarepta Therapeutics Inc.(a)	407	47,977
Seattle Genetics Inc.(a)	687	94,277
Steris PLC	63	8,978
Stryker Corp.	412	76,809
Teleflex Inc.	30	10,062
Thermo Fisher Scientific Inc.	1,141	381,870
UnitedHealth Group Inc.	4,298	1,257,036
Universal Health Services Inc., Class B	490	51,788
Varian Medical Systems Inc.(a)	213	24,363
Veeva Systems Inc., Class A(a)	473	90,248
Vertex Pharmaceuticals Inc.(a)	1,594	400,413
Waters Corp.(a)	245	45,815
West Pharmaceutical Services Inc.	321	60,752
Zimmer Biomet Holdings Inc.	122	14,603
Zoetis Inc.	1,570	203,017

		15,717,980

Industrials — 6.6%
3M Co.	2,897	440,112
Acuity Brands Inc.	174	15,067
Allegion PLC	514	51,678
AMERCO	121	33,896
American Airlines Group Inc.(b)	2,573	30,902
AMETEK Inc.	64	5,368
AO Smith Corp.	765	32,421
Boeing Co. (The)	35	4,936

3

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Industrials (continued)
Carrier Global Corp.(a)	242	$4,286
Caterpillar Inc.	53	6,168
CH Robinson Worldwide Inc.	911	64,590
Cintas Corp.	34	7,542
Copart Inc.(a)	1,129	90,444
CoStar Group Inc.(a)	118	76,495
CSX Corp.	185	12,253
Cummins Inc.	1,870	305,745
Deere & Co.	28	4,062
Delta Air Lines Inc.	373	9,664
Dover Corp.	105	9,833
Eaton Corp. PLC	3,470	289,745
Emerson Electric Co.	273	15,569
Equifax Inc.(b)	94	13,057
Expeditors International of Washington Inc.	1,041	74,541
Fastenal Co.	4,572	165,598
FedEx Corp.	1,569	198,902
Flowserve Corp.	262	7,381
Fortive Corp.	141	9,024
Fortune Brands Home & Security Inc.	136	6,555
General Dynamics Corp.	102	13,323
General Electric Co.	21,687	147,472
HD Supply Holdings Inc.(a)	63	1,870
HEICO Corp.	68	5,957
Honeywell International Inc.	313	44,415
Howmet Aerospace Inc.	355	4,640
Huntington Ingalls Industries Inc.	232	44,407
IDEX Corp.	44	6,760
IHS Markit Ltd.	944	63,531
Illinois Tool Works Inc.	2,524	410,150
Ingersoll Rand Inc.(a)(b)	827	24,049
Jacobs Engineering Group Inc.	82	6,785
JB Hunt Transport Services Inc.	86	8,696
Johnson Controls International PLC	3,925	114,257
Kansas City Southern	343	44,779
Knight-Swift Transportation Holdings Inc.	1,603	59,599
L3Harris Technologies Inc.	371	71,863
Lennox International Inc.	4	747
Lockheed Martin Corp.	255	99,210
ManpowerGroup Inc.	606	44,989
Masco Corp.	196	8,044
Middleby Corp. (The)(a)	70	3,894
Nielsen Holdings PLC	1,328	19,561
Norfolk Southern Corp.	78	13,346
Northrop Grumman Corp.	56	18,517
Old Dominion Freight Line Inc.	465	67,560
Otis Worldwide Corp.(a)	95	4,836
Owens Corning	1,177	51,035
PACCAR Inc.	2,459	170,237
Parker-Hannifin Corp.	57	9,013
Pentair PLC	283	9,789
Raytheon Technologies Corp.	615	39,858
Republic Services Inc.	2,068	162,007
Robert Half International Inc.	924	43,677
Rockwell Automation Inc.	1,137	215,439
Rollins Inc.	1,500	60,000
Roper Technologies Inc.	6	2,046
Sensata Technologies Holding PLC(a)	211	7,676
Snap-on Inc.	45	5,863
Southwest Airlines Co.	2,740	85,625

Security	Shares	Value

Industrials (continued)
Spirit AeroSystems Holdings Inc., Class A	508	$11,257
Stanley Black & Decker Inc.	99	10,910
Teledyne Technologies Inc.(a)	119	38,755
Textron Inc.	940	24,778
Trane Technologies PLC	41	3,584
TransDigm Group Inc.	8	2,905
TransUnion	85	6,697
Uber Technologies Inc.(a)	311	9,414
Union Pacific Corp.	89	14,221
United Airlines Holdings Inc.(a)	167	4,940
United Parcel Service Inc., Class B	44	4,165
United Rentals Inc.(a)	1,224	157,284
Verisk Analytics Inc.	274	41,875
WABCO Holdings Inc.(a)	435	58,455
Waste Connections Inc.	1,512	129,896
Waste Management Inc.	1,597	159,732
Westinghouse Air Brake Technologies Corp.	784	44,233
WW Grainger Inc.	26	7,165
XPO Logistics Inc.(a)	123	8,209
Xylem Inc./NY	52	3,739

		4,943,570

Information Technology — 26.2%
Accenture PLC, Class A	1,899	351,676
Adobe Inc.(a)	2,215	783,313
Advanced Micro Devices Inc.(a)(b)	6,050	316,959
Akamai Technologies Inc.(a)	594	58,040
Alliance Data Systems Corp.	34	1,702
Amphenol Corp., Class A	749	66,107
Analog Devices Inc.	53	5,809
ANSYS Inc.(a)	328	85,880
Apple Inc.	7,135	2,096,263
Applied Materials Inc.	7,060	350,741
Arista Networks Inc.(a)(b)	47	10,307
Arrow Electronics Inc.(a)	702	44,170
Autodesk Inc.(a)	811	151,762
Automatic Data Processing Inc.	1,316	193,044
Black Knight Inc.(a)	1,466	103,456
Booz Allen Hamilton Holding Corp.	505	37,087
Broadcom Inc.	119	32,323
Broadridge Financial Solutions Inc.	589	68,324
Cadence Design Systems Inc.(a)	1,399	113,501
CDK Global Inc.	378	14,848
CDW Corp./DE	57	6,316
Cisco Systems Inc.	8,538	361,840
Citrix Systems Inc.	1,947	282,334
Cognex Corp.	170	9,391
Cognizant Technology Solutions Corp., Class A	1,018	59,064
Corning Inc.	4,606	101,378
Dell Technologies Inc., Class C(a)	633	27,023
DocuSign Inc.(a)	761	79,715
Dropbox Inc., Class A(a)	446	9,375
DXC Technology Co.	100	1,813
EPAM Systems Inc.(a)	215	47,491
F5 Networks Inc.(a)	166	23,117
Fidelity National Information Services Inc.	1,000	131,890
Fiserv Inc.(a)	996	102,648
FleetCor Technologies Inc.(a)	147	35,464
Flex Ltd.(a)	837	8,169
FLIR Systems Inc.	514	22,308
Fortinet Inc.(a)	878	94,596

4

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Information Technology (continued)
Gartner Inc.(a)	58	$6,891
Global Payments Inc.	762	126,507
GoDaddy Inc., Class A(a)(b)	151	10,484
Guidewire Software Inc.(a)(b)	68	6,177
Hewlett Packard Enterprise Co.	14,589	146,765
HP Inc.	12,468	193,379
Intel Corp.	42,682	2,560,066
International Business Machines Corp.	6,607	829,575
Intuit Inc.	594	160,267
IPG Photonics Corp.(a)(b)	50	6,467
Jack Henry & Associates Inc.	1,130	184,811
Juniper Networks Inc.	3,449	74,498
Keysight Technologies Inc.(a)	42	4,064
KLA Corp.	273	44,797
Lam Research Corp.	1,451	370,411
Leidos Holdings Inc.	609	60,175
Marvell Technology Group Ltd.	385	10,295
Mastercard Inc., Class A	2,289	629,406
Maxim Integrated Products Inc.	556	30,569
Microchip Technology Inc.	58	5,088
Micron Technology Inc.(a)	15,979	765,234
Microsoft Corp.	12,545	2,248,189
MongoDB Inc.(a)	242	39,235
Motorola Solutions Inc.	706	101,530
NetApp Inc.	528	23,111
NortonLifeLock Inc.	5,044	107,286
NVIDIA Corp.	3,434	1,003,690
Okta Inc.(a)	575	86,997
ON Semiconductor Corp.(a)	3,133	50,269
Oracle Corp.	4,578	242,497
Palo Alto Networks Inc.(a)	128	25,153
Paychex Inc.	2,419	165,750
Paycom Software Inc.(a)	243	63,428
PayPal Holdings Inc.(a)	139	17,097
PTC Inc.(a)	400	27,700
Qorvo Inc.(a)	1,231	120,675
QUALCOMM Inc.	81	6,372
RingCentral Inc., Class A(a)(b)	503	114,951
Sabre Corp.	637	4,631
salesforce.com Inc.(a)	2,354	381,230
Seagate Technology PLC	1,674	83,616
ServiceNow Inc.(a)	782	274,904
Skyworks Solutions Inc.	1,028	106,789
Splunk Inc.(a)(b)	599	84,076
Square Inc., Class A(a)	986	64,228
SS&C Technologies Holdings Inc.	175	9,653
Synopsys Inc.(a)	88	13,827
TE Connectivity Ltd.	716	52,597
Teradyne Inc.(b)	593	37,086
Texas Instruments Inc.	2,023	234,810
Trimble Inc.(a)	222	7,688
Twilio Inc., Class A(a)	85	9,546
Tyler Technologies Inc.(a)	332	106,469
VeriSign Inc.(a)	271	56,772
Visa Inc., Class A	3,764	672,702
VMware Inc., Class A(a)	54	7,102
Western Digital Corp.	2,741	126,305
Western Union Co. (The)	4,965	94,683
Workday Inc., Class A(a)	52	8,003
Xerox Holdings Corp.(a)	1,996	36,507

Security	Shares	Value

Information Technology (continued)
Xilinx Inc.	482	$42,127
Zebra Technologies Corp., Class A(a)	32	7,349

		19,481,800

Materials — 2.3%
Air Products & Chemicals Inc.	817	184,299
Albemarle Corp.	278	17,078
Amcor PLC(a)	9,847	88,328
Arconic Corp.(a)	1	9
Avery Dennison Corp.	351	38,747
Axalta Coating Systems Ltd.(a)	238	4,698
Ball Corp.	238	15,610
Celanese Corp.	429	35,637
CF Industries Holdings Inc.	244	6,710
Corteva Inc.(a)(b)	1,618	42,375
Crown Holdings Inc.(a)	394	25,377
Dow Inc.(a)	1,358	49,825
DuPont de Nemours Inc.	258	12,131
Eastman Chemical Co.	672	40,663
Ecolab Inc.	473	91,525
FMC Corp.	77	7,076
Freeport-McMoRan Inc.	5,120	45,210
International Flavors & Fragrances Inc.	58	7,600
International Paper Co.	1,389	47,573
Linde PLC	27	4,968
LyondellBasell Industries NV, Class A	2,129	123,376
Martin Marietta Materials Inc.	37	7,038
Mosaic Co. (The)	2,268	26,105
Newmont Corp.	8,732	519,379
Nucor Corp.	2,030	83,616
Packaging Corp. of America	340	32,861
PPG Industries Inc.	65	5,904
RPM International Inc.	96	6,375
Sealed Air Corp.	293	8,377
Sherwin-Williams Co. (The)	3	1,609
Steel Dynamics Inc.	1,251	30,362
Vulcan Materials Co.	68	7,682
Westlake Chemical Corp.(b)	263	11,427
Westrock Co.	1,563	50,313

		1,679,863

Real Estate — 4.1%
Alexandria Real Estate Equities Inc.	43	6,755
American Tower Corp.	1,736	413,168
AvalonBay Communities Inc.	895	145,840
Boston Properties Inc.	31	3,013
Camden Property Trust	576	50,728
CBRE Group Inc., Class A(a)	4,010	172,149
Crown Castle International Corp.	1,960	312,483
Digital Realty Trust Inc.	1,044	156,068
Duke Realty Corp.	228	7,912
Equinix Inc.	353	238,346
Equity LifeStyle Properties Inc.	92	5,549
Equity Residential	1,302	84,708
Essex Property Trust Inc.	189	46,135
Extra Space Storage Inc.	427	37,678
Federal Realty Investment Trust	32	2,665
Healthpeak Properties Inc.	2,322	60,697
Host Hotels & Resorts Inc.	19,769	243,356
Invitation Homes Inc.	973	23,011
Iron Mountain Inc.	144	3,482

5

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate (continued)
Jones Lang LaSalle Inc.	1,049	$110,753
Kimco Realty Corp.	2,562	27,951
Medical Properties Trust Inc.	1,361	23,328
Mid-America Apartment Communities Inc.	298	33,352
National Retail Properties Inc.	989	32,281
Omega Healthcare Investors Inc.	253	7,375
Prologis Inc.	1,697	151,423
Public Storage	1,147	212,711
Realty Income Corp.	1,142	62,719
Regency Centers Corp.	72	3,162
SBA Communications Corp.	551	159,746
Simon Property Group Inc.	875	58,424
SL Green Realty Corp.	118	6,260
Sun Communities Inc.	18	2,419
UDR Inc.	943	35,334
Ventas Inc.	526	17,016
VEREIT Inc.	1,299	7,119
VICI Properties Inc.	467	8,135
Vornado Realty Trust	204	8,939
Welltower Inc.	734	37,603
Weyerhaeuser Co.	620	13,559
WP Carey Inc.	530	34,863

		3,068,215

Utilities — 3.6%
AES Corp. (The)	2,052	27,189
Alliant Energy Corp.	128	6,214
Ameren Corp.	10	727
American Electric Power Co. Inc.	696	57,844
American Water Works Co. Inc.	87	10,587
Atmos Energy Corp.	2,268	231,268
CenterPoint Energy Inc.	1,407	23,961
CMS Energy Corp.	329	18,783
Consolidated Edison Inc.	1,657	130,572
Dominion Energy Inc.	783	60,393
DTE Energy Co.	178	18,466
Duke Energy Corp.	3,045	257,790
Edison International	1,250	73,387
Entergy Corp.	81	7,736
Essential Utilities Inc.	150	6,268
Evergy Inc.	1,039	60,709
Eversource Energy	1,264	102,005
Exelon Corp.	5,317	197,154

Security	Shares	Value

Utilities (continued)
FirstEnergy Corp.	203	$8,378
NextEra Energy Inc.	2,459	568,324
NiSource Inc.	99	2,486
NRG Energy Inc.	275	9,221
OGE Energy Corp.	3,819	120,375
Pinnacle West Capital Corp.	2,035	156,675
PPL Corp.	2,280	57,958
Public Service Enterprise Group Inc.	216	10,953
Sempra Energy	129	15,977
Southern Co. (The)	2,357	133,713
UGI Corp.	535	16,146
Vistra Energy Corp.	1,965	38,396
WEC Energy Group Inc.	1,007	91,184
Xcel Energy Inc.	2,039	129,599

		2,650,438

Total Common Stocks — 100.3% (Cost: $71,341,515)		74,492,202

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(c)(d)(e)	819,909	820,729
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(c)(d)	102,000	102,000

		922,729

Total Short-Term Investments — 1.2% (Cost: $921,891)		922,729

Total Investments In Securities — 101.5% (Cost: $72,263,406)		75,414,931

Other Assets, Less Liabilities — (1.5)%		(1,128,727)

Net Assets — 100.0%		$74,286,204

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	17,119	802,790	819,909	$820,729	$2,477	(b)	$(791)	$837
BlackRock Cash Funds: Treasury, SL Agency Shares	50,000	52,000	102,000	102,000	1,101		—	—

				$922,729	$3,578		$(791)	$837

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

6

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock U.S. Equity Factor Rotation ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$74,492,202	$—	$—	$74,492,202
Money Market Funds	922,729	—	—	922,729

	$75,414,931	$—	$—	$75,414,931

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

7